Consolidated Statement of Comprehensive Income - Deutsche Bank AG - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 6,814	€ 4,481	€ 6,452
Items that will not be reclassified to profit or loss
Remeasurement gains (losses) related to defined benefit plans, before tax	27	264	(286)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(115)	(180)	(62)
Total of income tax related to items that will not be reclassified to profit or loss	(115)	(61)	155
Financial assets at fair value through other comprehensive income
Unrealized net gains (losses) arising during the period, before tax	582	(395)	205
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(49)	(48)	0
Derivatives hedging variability of cash flows
Unrealized net gains (losses) arising during the period, before tax	(42)	(242)	439
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(44)	234	395
Assets classified as held for sale
Unrealized net gains (losses) arising during the period, before tax	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0
Foreign currency translation
Unrealized net gains (losses) arising during the period, before tax	(3,316)	822	(1,284)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(9)	3	(3)
Equity Method Investments
Net gains (losses) arising during the period	31	(2)	(25)
Total of income tax related to items that are or may be reclassified to profit or loss	(117)	282	(32)
Other comprehensive income (loss), net of tax	(3,166)	676	(497)
Total comprehensive income (loss), net of tax	3,648	5,156	5,955
Attributable to:
Noncontrolling interests	107	192	77
Deutsche Bank shareholders and additional equity components	€ 3,540	€ 4,965	€ 5,878